Related Party Transactions and Arrangements (Ownership) (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
American Realty Capital IV, LLC and American Realty Capital Retail Special Limited Partnership, LLC | Sponsor and Entity Wholly Owned by Sponsor
Related Party Transaction [Line Items]
Operating partnership units held by related party (in shares)	189,164	242,222
American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
OP units held (in shares)	202	202